Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified				12 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2012 MUAH [Member] CLO [Member]	Mar. 31, 2014 Debt Securities [Member] Residential Mortgage-Backed Securities, Other [Member]	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage-Backed Securities, Other [Member]	Mar. 31, 2013 Debt Securities [Member] MUAH [Member] CLO [Member]	Mar. 31, 2010 Debt Securities [Member] MUAH [Member] CLO [Member]	Mar. 31, 2014 Debt Securities [Member] MUAH [Member] Residential Mortgage-Backed Securities, Other [Member]	Mar. 31, 2014 Debt Securities [Member] MUAH [Member] Commercial Mortgage-Backed Securities, Other [Member]	Mar. 31, 2014 Debt Securities [Member] Japanese National Government And Japanese Government Agency Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Japanese National Government And Japanese Government Agency Bonds [Member]	Mar. 31, 2014 Debt Securities [Member] Japanese Prefectural And Municipal Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Japanese Prefectural And Municipal Bonds [Member]	Mar. 31, 2014 Debt Securities [Member] Foreign Governments And Official Institutions Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Foreign Governments And Official Institutions Bonds [Member]	Mar. 31, 2014 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2014 Debt Securities [Member] Residential Mortgage-Backed Securities [Member]		Mar. 31, 2013 Debt Securities [Member] Residential Mortgage-Backed Securities [Member]		Mar. 31, 2014 Debt Securities [Member] Commercial Mortgage-Backed Securities [Member]		Mar. 31, 2013 Debt Securities [Member] Commercial Mortgage-Backed Securities [Member]	Mar. 31, 2014 Debt Securities [Member] Asset-Backed Securities [Member]	Mar. 31, 2013 Debt Securities [Member] Asset-Backed Securities [Member]		Mar. 31, 2014 Debt Securities [Member] Other Debt Securities [Member]		Mar. 31, 2013 Debt Securities [Member] Other Debt Securities [Member]		Mar. 31, 2014 Marketable Equity Securities [Member]	Mar. 31, 2013 Marketable Equity Securities [Member]
Investment Securities [Line Items]
Securities available-for-sale, Amortized cost	¥ 49,301,640	¥ 56,548,170								¥ 41,388,592	¥ 49,159,827	¥ 195,176	¥ 207,227	¥ 1,272,181	¥ 701,504	¥ 1,523,026	¥ 1,868,599	¥ 1,011,644		¥ 1,204,219		¥ 208,690		¥ 260,057	¥ 1,060,844	¥ 813,312		¥ 184,495	[1]	¥ 109,365	[2]	¥ 2,456,992	¥ 2,224,060
Securities available-for-sale, Gross unrealized gains	2,654,735	2,314,770								201,539	323,725	7,979	9,852	13,460	17,814	38,920	55,044	665		20,902		826		9,895	2,747	1,132		3,650	[1]	2,247	[2]	2,384,949	1,874,159
Securities available-for-sale, Gross unrealized losses	70,723	18,871								1,122	3,598	24	4	14,220	3,022	817	697	31,714		1,501		9,370		570	5,547	3,766		3,199	[1]	4,898	[2]	4,710	815
Securities available-for-sale, Fair value	51,885,652	58,844,069								41,589,009	49,479,954	203,131	217,075	1,271,421	716,296	1,561,129	1,922,946	980,595		1,223,620		200,146		269,382	1,058,044	810,678		184,946	[1]	106,714	[2]	4,837,231	4,097,404
Securities being held-to-maturity, Amortized cost	2,706,982	2,131,164	88,799							214,968	232,881			22,091	284,315	5,548	23,555	526,431		86,722		159,532			1,778,412	1,503,691
Securities being held-to-maturity, Gross unrealized gains	39,110	56,917								870	1,883			1,099	2,409	7	173	883	[3]	1,056	[4]	343			35,908	51,396
Securities being held-to-maturity, Gross unrealized losses	10,965	11																7,304	[5]	11		1,282	[5]		2,379		[6]
Securities being held-to-maturity, Fair value	2,735,127	2,188,070								215,838	234,764			23,190	286,724	5,555	23,728	520,010		87,767		158,593			1,811,941	1,555,087
Fair value of private placement debt conduit bonds																												182,613		106,699
Fair value of the securities reclassified from Securities available-for-sale to Securities being held-to-maturity		12,356			12,356		111,895	273,195	138,340
Unrealized gains(losses) before taxes at the date of reclassification from Securities available-for-sale to Securities being held-to-maturity remaining in Accumulated other comprehensive income (loss)				¥ 355	¥ 395	¥ (1,460)		¥ (7,702)	¥ (9,663)

[1]	Other debt securities in the table above include ¥182,613 million of private placement debt conduit bonds.
[2]	Other debt securities in the table above include ¥106,699 million of private placement debt conduit bonds.
[3]	As a result of the reclassification during the fiscal year ended March 31, 2013, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥355 million at March 31, 2014 and not included in the table above.
[4]	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets was ¥395 million at March 31, 2013 and not included in the table above.
[5]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities, which were carried at fair value of ¥273,195 million and ¥138,340 million, respectively, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2014. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,702 million and ¥9,663 million, respectively, at March 31, 2014 and not included in the table above.
[6]	MUAH reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets was ¥1,460 million at March 31, 2013 and not included in the table above.